FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09869
                                    ---------

                FRANKLIN FLOATING RATE MASTER TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  10/31/06
                           --------



Item 1. Schedule of Investments.


Franklin Floating Rate Master Trust

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Floating Rate Master Series ..........................    3
Notes to Statement of Investments .............................   20

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin Floating Rate Master Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a       VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS
     ADVERTISING/MARKETING SERVICES
     Adams Outdoor Advertising Inc., Term Loan B,
        7.13% - 7.15%, 10/15/12 ...............................   United States   $        1,740,696   $    1,742,732         0.17
                                                                                                       --------------   ----------

     AEROSPACE & DEFENSE
     BE Aerospace Inc., Term Loan B, 7.14% - 9.25%, 8/24/12 ...   United States            2,700,000        2,709,801         0.26
     CACI International Inc., Term Loan B, 6.87% - 7.00%,
        5/03/11 ...............................................   United States            4,426,894        4,431,941         0.42
     DRS Technologies Inc., Term Loan, 6.88% - 6.90%,
        1/31/13 ...............................................   United States            2,613,934        2,604,393         0.25
     Dyncorp International, Term Loan B, 7.688% - 7.813%,
        2/11/11 ...............................................   United States            2,955,000        2,975,537         0.28
     GenCorp Inc.,
           L/C, 8.57%, 12/06/10 ...............................   United States            1,553,398        1,555,231         0.15
           Term Loan B, 8.65%, 12/06/10 .......................   United States            1,439,102        1,440,800         0.14
     ILC Industries Inc., Term Loan B, 7.867%, 2/24/12 ........   United States              883,708          885,449         0.08
     K&F Acquisition Inc., Term Loan C, 7.32%, 11/18/12 .......   United States            1,418,617        1,423,923         0.13
     MRO Acquisition Corp. (Piedmont), First Lien Term Loan,
        7.90%, 8/27/10 ........................................   United States            2,354,140        2,368,336         0.22
     Onex Wind Finance LP (Mid-Western Aircraft), Term Loan B,
        7.57%, 12/31/11 .......................................   United States            1,431,878        1,441,958         0.14
     SI International Inc., Term Loan, 7.32% - 7.46%,
        2/09/11 ...............................................   United States            1,080,421        1,084,872         0.10
     TransDigm Inc., Term Loan B, 7.389%, 6/23/13 .............   United States            4,400,000        4,399,340         0.42
     Vought Aircraft Industries Inc., Term Loan B,
        7.87% - 7.88%, 12/22/11 ...............................   United States            4,306,183        4,316,303         0.41
                                                                                                       --------------   ----------

                                                                                                           31,637,884         3.00
                                                                                                       --------------   ----------

     AIRLINES
     United Air Lines Inc.,
           Delay Draw, 9.125%, 2/01/12 ........................   United States              156,456          158,360         0.01
           Term Loan B, 9.25%, 2/01/12 ........................   United States            1,095,194        1,108,523         0.11
                                                                                                       --------------   ----------

                                                                                                            1,266,883         0.12
                                                                                                       --------------   ----------
     ALUMINUM
     Novelis Corp., U.S. Term Loan, 7.718%, 1/09/12 ...........   United States            2,986,864        3,000,132         0.29
     Novelis Inc., Canadian Term Loan, 7.718%, 1/09/12 ........      Canada                1,719,710        1,727,348         0.16
                                                                                                       --------------   ----------

                                                                                                            4,727,480         0.45
                                                                                                       --------------   ----------
     APPAREL/FOOTWEAR
     Hanesbrands Inc., Term Loan B, 7.625% - 7.688%,
        9/05/13 ...............................................   United States            2,700,000        2,719,602         0.26
     St. John Knits International Inc., Term Loan B, 9.32%,
        3/23/12 ...............................................   United States              762,387          760,313         0.07
     Warnaco Inc., Term Loan, 6.82% - 8.75%, 1/31/13 ..........   United States            2,686,500        2,667,292         0.25
     The William Carter Co., Term Loan B, 6.85% - 6.876%,
        7/14/12 ...............................................   United States            5,134,965        5,124,849         0.49
                                                                                                       --------------   ----------

                                                                                                           11,272,056         1.07
                                                                                                       --------------   ----------


                                          Quarterly Statement of Investments | 3

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a       VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     APPAREL/FOOTWEAR RETAIL
     Easton Bell Sports Inc., Term Loan B, 7.07% - 9.00%,
        3/16/12 ...............................................   United States   $        2,042,244   $    2,039,303         0.19
                                                                                                       --------------   ----------
     AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
     Accuride Corp., Term Loan B, 7.438%, 1/31/12 .............   United States            2,179,636        2,186,448         0.21
     Cooper Standard Automotive Inc.,
           Term Loan B, 7.875%, 12/23/11 ......................      Canada                2,798,692        2,786,518         0.26
           Term Loan C, 7.875%, 12/23/11 ......................   United States            5,154,835        5,132,412         0.49
     Dayco Products LLC (Mark IV), Term Loan B,
        7.83% - 8.10%,6/21/11 .................................   United States            3,845,123        3,859,312         0.37
     Key Plastics LLC and Key Safety Inc., First Lien Term
        Loan, 8.82% - 8.90%, 6/25/10 ..........................   United States            1,336,886        1,337,447         0.13
     Tenneco Automotive Inc.,
           L/C Term Loan, 7.311%, 12/12/10 ....................   United States            1,068,966        1,070,622         0.10
           Term Loan B, 7.19%, 12/10/10 .......................   United States            2,433,436        2,437,208         0.23
     TRW Automotive Inc.,
           Term Loan B, 7.188%, 6/30/12 .......................   United States            3,193,125        3,173,551         0.30
           Term Loan B2, 6.813%, 6/30/12 ......................   United States              992,500          986,416         0.09
           Term Loan E, 6.75%, 10/31/10 .......................   United States            3,426,388        3,423,891         0.32
                                                                                                       --------------   ----------

                                                                                                           26,393,825         2.50
                                                                                                       --------------   ----------

     AUTOMOTIVE AFTERMARKET
     Affinia Group Inc., Term Loan B, 8.376%, 11/30/11 ........   United States            5,003,323        5,029,906         0.48
     United Components Inc., Term Loan D, 7.70%, 6/29/12 ......   United States            3,224,110        3,216,307         0.30
                                                                                                       --------------   ----------

                                                                                                            8,246,213         0.78
                                                                                                       --------------   ----------

     BEVERAGES: ALCOHOLIC
     Constellation Brands Inc., Term Loan B, 6.875% - 6.938%,
        6/05/13 ...............................................   United States            7,000,000        7,025,130         0.66
     Southern Wine & Spirits of America Inc., Term Loan B,
        6.867%, 5/31/12 .......................................   United States            2,190,971        2,190,818         0.21
                                                                                                       --------------   ----------

                                                                                                            9,215,948         0.87
                                                                                                       --------------   ----------

     BROADCASTING
     Alliance Atlantis Communications Inc., Term Loan C,
        6.867%, 12/16/11 ......................................   United States            2,955,000        2,935,822         0.28
     Cumulus Media Inc., Term Loan B, 7.32% - 7.626%,
        6/07/13 ...............................................   United States            3,391,500        3,403,404         0.32
     Emmis Operating Co., Term Loan B, 8.25%, 11/01/13 ........   United States            1,100,000        1,105,357         0.10
     Entravision Communications Corp., Term Loan B, 6.87%,
        3/29/13 ...............................................   United States            8,471,000        8,418,565         0.80
     Gray Television Inc.,
          2006-1 Incremental Facility Loan, 6.88%, 5/22/13 ....   United States            1,862,181        1,850,450         0.18
          Term Loan B, 6.87% - 6.88%, 11/22/12 ................   United States            1,017,033        1,010,900         0.10
     LBI Media Inc., Term Loan B, 6.763%, 3/31/12 .............   United States              995,000          980,791         0.09
     Mission Broadcasting Inc., Term Loan B, 7.117%,
        10/01/12 ..............................................   United States            3,804,751        3,795,354         0.36


4 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a       VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     BROADCASTING (CONTINUED)
     NEP Supershooters LP, First Lien Term Loan,
        9.37% - 9.47%, 2/03/11 ................................   United States   $          965,208   $      976,703         0.09
     Nexstar Broadcasting Inc., Term Loan B, 7.117%,
        10/01/12 ..............................................   United States            3,606,005        3,597,098         0.34
     NextMedia Inc.,
           Delay Draw, 7.32%, 11/15/12 ........................   United States              548,308          547,691         0.05
           Term Loan B, 7.32%, 11/15/12 .......................   United States            1,233,692        1,233,655         0.12
     Spanish Broadcasting System Inc., Term Loan B, 7.12%,
        6/11/12 ...............................................   United States            1,970,000        1,961,076         0.19
                                                                                                       --------------   ----------

                                                                                                           31,816,866         3.02
                                                                                                       --------------   ----------

     BUILDING PRODUCTS
     Building Materials Holding Corp., Term Loan B, 7.12%,
        8/21/10 ...............................................   United States              967,500          967,906         0.09
     Euramax International Inc., Domestic Term Loan, 8.188%,
        6/29/12 ...............................................   United States            4,813,702        4,823,811         0.46
     Goodman Global Holdings Inc., Term Loan C, 7.25%,
        12/15/11 ..............................................   United States            2,807,551        2,796,546         0.27
     Headwaters Inc., Term Loan B, 7.38%, 4/30/11 .............   United States            3,033,951        3,035,074         0.29
     NCI Building Systems Inc., Term Loan B, 6.82% - 6.87%,
        6/18/10 ...............................................   United States            2,246,060        2,247,273         0.21
     Nortek Inc., Term Loan, 7.32% - 9.25%, 8/27/11 ...........   United States           10,852,013       10,850,277         1.03
                                                                                                       --------------   ----------

                                                                                                           24,720,887         2.35
                                                                                                       --------------   ----------

     CABLE/SATELLITE TELEVISION
c    Century Cable (Adelphia,)
           Discretionary Term Loan, 10.25%, 12/31/09 ..........   United States            4,500,000        4,421,250         0.42
           Term Loan B, 10.25%, 6/30/09 .......................   United States            3,000,000        2,940,000         0.28
     Charter Communications Operating LLC, Term Loan B,
        8.005%, 4/28/13 .......................................   United States            7,708,399        7,768,294         0.74
     CSC Holdings Inc. (Cablevision), Incremental Term Loan,
        7.073% - 7.218%, 3/29/13 ..............................   United States           14,129,000       14,120,523         1.34
     DIRECTV Holdings LLC, Term Loan B, 6.82%, 4/13/13 ........   United States            5,604,954        5,604,674         0.53
d    Insight Midwest Holdings,
           Delayed Draw Term Loan, 9.50%, 4/02/14 .............   United States            1,975,000        1,991,491         0.19
           Term Loan B, 9.50%, 4/02/14 ........................   United States            5,925,000        5,974,474         0.57
     Intelsat Corp. (Panamsat), Term Loan B2, 7.872%,
        7/03/13 ...............................................   United States            6,417,447        6,468,722         0.61
     Intelsat Subsidiary Holding Co. Ltd., Term Loan B,
        7.622%, 6/30/13 .......................................   United States            7,418,625        7,455,866         0.71
     MCC Iowa,
           Term Loan D-1, 6.752% - 7.37%, 1/31/15 .............   United States            3,882,513        3,879,523         0.37
           Term Loan D-2 (Delayed Draw), 7.38%, 1/31/15 .......   United States            1,200,000        1,199,076         0.11
     Mediacom Broadband (MCC Iowa), Term Loan A,
        6.32% - 6.62%, 3/31/10 ................................   United States            2,358,750        2,330,445         0.22
     Mediacom LLC, Term Loan C, 7.002% - 7.37%, 1/31/15 .......   United States            2,287,500        2,287,157         0.22
     NTL Dover LLC, Tranche B4, 7.32%, 12/31/12 ...............   United States            5,245,902        5,260,590         0.50


                                          Quarterly Statement of Investments | 5

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a       VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     CABLE/SATELLITE TELEVISION (CONTINUED)
c    Olympus Cable Holdings (Adelphia), Term Loan B, 10.25%,
        9/30/10 ...............................................   United States   $        2,000,000   $    1,965,000         0.19
     UPC Financing Partnership,
           Term Loan J2, 7.64%, 3/31/13 .......................    Netherlands             4,661,000        4,678,292         0.44
           Term Loan K2, 7.64%, 12/31/13 ......................    Netherlands             4,661,000        4,678,292         0.44
                                                                                                       --------------   ----------

                                                                                                           83,023,669         7.88
                                                                                                       --------------   ----------

     CASINOS/GAMING
     Boyd Gaming Corp., Term Loan B, 6.867%, 6/30/11 ..........   United States              464,003          463,395         0.04
     CCM Merger Inc. (MotorCity Casino), Term Loan B,
        7.367% - 7.40%, 7/13/12 ...............................   United States            2,852,589        2,840,294         0.27
     Global Cash Access LLC, Term Loan B, 9.00%, 3/10/10 ......   United States            1,570,708        1,583,243         0.15
     Greektown Casinos LLC, Term Loan B, 7.89%, 12/03/12 ......   United States            2,677,386        2,692,486         0.26
     Isle of Capri Black Hawk LLC, Term Loan, 7.35% - 7.48%,
        10/24/11 ..............................................   United States            3,061,069        3,054,671         0.29
     Penn National Gaming Inc., Term Loan B, 7.02% - 7.25%,
        10/03/12 ..............................................   United States            5,138,075        5,160,940         0.49
     Venetian Casino Resorts,
           Delay Draw, 7.12%, 6/15/11 .........................   United States            1,316,239        1,314,989         0.12
           Term Loan B, 7.12%, 6/15/11 ........................   United States            6,383,761        6,377,696         0.60
     VML US Finance LLC (Venetian Macau), Term Loan B, 8.12%,
        5/26/13 ...............................................   United States            3,533,333        3,552,237         0.34
                                                                                                       --------------   ----------

                                                                                                           27,039,951         2.56
                                                                                                       --------------   ----------

     CHEMICALS: MAJOR DIVERSIFIED
     Basell BV,
           Term Loan B4, 7.60%, 8/01/13 .......................    Netherlands               100,000          100,677         0.01
           Term Loan C4, 8.35%, 8/01/14 .......................    Netherlands               100,000          100,735         0.01
     Basell USA Inc.,
           Term Loan B2, 7.60%, 8/01/13 .......................   United States              500,000          503,915         0.05
           Term Loan C2, 8.35%, 8/01/14 .......................   United States              500,000          503,675         0.05
     BCP Crystal U.S. Holdings Corp. (Celanese), Term Loan B,
        7.367%, 4/06/11 .......................................   United States            5,213,734        5,224,995         0.50
     Huntsman International LLC, Term Loan B, 7.07%,
        8/16/12 ...............................................   United States           10,433,780       10,422,408         0.99
     Ineos U.S. Finance LLC,
           Term Loan B2, 7.611% - 7.615%, 12/16/13 ............   United States            1,700,000        1,713,906         0.16
           Term Loan C2, 8.111% - 8.115%, 12/23/14 ............   United States            1,700,000        1,713,974         0.16
     Invista Canada Co., Term Loan B2, 6.875%, 4/29/11 ........      Canada                  999,600        1,002,248         0.09
     Invista SARL, Term Loan B1, 6.875%, 4/29/11 ..............    Luxembourg              1,885,774        1,890,772         0.18
     Lyondell Chemical Co., Term Loan, 7.11%, 8/16/13 .........   United States            8,700,000        8,749,851         0.83
                                                                                                       --------------   ----------

                                                                                                           31,927,156         3.03
                                                                                                       --------------   ----------

     CHEMICALS: SPECIALTY
     Brenntag Holding GM,
           Acquisition Facility, 8.08%, 12/23/13 ..............      Germany                 451,636          451,568         0.04
           Term Loan B2, 8.08%, 12/23/13 ......................   United States            1,848,364        1,848,086         0.18


6 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a       VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     CHEMICALS: SPECIALTY (CONTINUED)
     Compass Minerals Group Inc., Term Loan, 6.87% - 6.88%,
        12/22/12 ..............................................   United States   $        2,993,808   $    3,002,280         0.28
     Hexion Specialty Chemicals BV, Term Loan C-2, 7.37%,
        5/03/13 ...............................................    Netherlands             2,666,092        2,632,259         0.25
     Hexion Specialty Chemicals Inc., Term Loan C-1, 7.375%,
        5/03/13 ...............................................   United States           12,273,217       12,117,470         1.15
     ISP Chemco Inc., Term Loan, 7.188% - 7.625%, 2/16/13 .....   United States            2,089,500        2,092,342         0.20
     Nalco Co., Term Loan B, 7.07% - 7.30%, 11/04/10 ..........   United States            6,764,977        6,792,308         0.64
     Rockwood Specialties Group Inc., Term Loan E, 7.376%,
        7/30/12 ...............................................   United States            3,235,601        3,247,055         0.31
     Vertellus Specialties Inc., First Lien Term Loan,
        8.62% - 8.63%, 7/10/13 ................................   United States            2,194,500        2,189,694         0.21
                                                                                                       --------------   ----------

                                                                                                           34,373,062         3.26
                                                                                                       --------------   ----------
     COAL
     Alpha Natural Resources LLC, Term Loan B, 7.117%,
        10/26/12 ..............................................   United States            2,282,750        2,282,704         0.22
                                                                                                       --------------   ----------
     COMMERCIAL PRINTING/FORMS
     Cenveo Corp., Term Loan B, 7.372% - 7.39%, 6/21/13 .......   United States            1,596,000        1,597,452         0.15
                                                                                                       --------------   ----------
     CONSTRUCTION MATERIALS
     Gibraltar Industries Inc., Term Loan B, 7.125%,
        12/08/10 ..............................................    United States           1,081,957        1,083,439         0.10
                                                                                                       --------------   ----------
     CONSUMER SUNDRIES
     Central Garden & Pet Co., Term Loan B, 6.82%, 9/30/12 ....   United States            3,220,856        3,222,144         0.31
     Nutro Products Inc., Term Loan B, 7.367%, 4/26/13 ........   United States            2,786,000        2,784,496         0.26
                                                                                                       --------------   ----------

                                                                                                            6,006,640         0.57
                                                                                                       --------------   ----------
     CONTAINERS/PACKAGING
     Altivity Packaging LLC (Bluegrass Container Co.),
           Delayed Draw First Lien Term Loan, 7.574% - 7.617%,
              6/30/13 .........................................   United States            1,010,800        1,014,823         0.10
           First Lien Term Loan, 7.573% - 8.50%, 6/30/13 ......   United States            3,378,200        3,391,645         0.32
     Berry Plastics Holding Corp., Term Loan B, 7.10% - 7.124%
        9/20/13 ...............................................   United States              700,000          700,287         0.07
     BWAY Corp., Term Loan B, 7.125%, 7/17/13 .................   United States            1,396,316        1,397,586         0.13
     Graham Packaging Co.,
           First Lien Term Loan, 7.625% - 7.875%, 10/07/11 ....   United States            7,860,130        7,888,348         0.75
           Incremental Term Loan B, 7.625% - 7.688%,
              10/07/11 ........................................   United States              895,443          898,282         0.09
     Graphic Packaging International Corp., Term Loan C,
        7.75% - 8.14%, 8/08/10 ................................   United States            1,475,827        1,491,441         0.14
     Intertape Polymer Group Inc., Term Loan B, 7.62% - 7.64%
        7/28/11 ...............................................   United States            3,704,000        3,706,260         0.35
     Smurfit-Stone Container Canada Inc.,
           Term Loan C, 7.625% - 7.688%, 11/01/11 .............       Canada                 632,964          637,673         0.06
           Term Loan C-1, 7.625%, 11/01/11 ....................       Canada                 211,873          215,648         0.02


                                          Quarterly Statement of Investments | 7

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
    FRANKLIN FLOATING RATE MASTER SERIES                             COUNTRY      PRINCIPAL AMOUNT a       VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     CONTAINERS/PACKAGING (CONTINUED)
     Smurfit-Stone Container Enterprises,
           L/C Term Loan, 5.22%, 11/01/10 .....................   United States   $          261,990   $      263,601         0.02
           Term Loan B, 7.625% - 7.688%, 11/01/11 .............   United States            1,238,110        1,247,321         0.12
                                                                                                       --------------   ----------

                                                                                                           22,852,915         2.17
                                                                                                       --------------   ----------

     DATA PROCESSING SERVICES
     InfoUSA Inc., Term Loan B, 7.08%, 2/14/12 ................   United States            2,937,953        2,945,181         0.28
                                                                                                       --------------   ----------

     DEPARTMENT STORES
     Neiman Marcus Group Inc., Term Loan, 7.641%, 4/06/13 .....   United States            3,132,911        3,137,297         0.30
                                                                                                       --------------   ----------

     DIVERSIFIED TELECOMMUNICATION SERVICES
     Alaska Communications Systems Holdings Inc.,
           2006-1 Incremental Facility Loan, 7.117%, 2/01/12 ..   United States              300,000          299,565         0.03
           Incremental Term Loan, 7.117%, 2/01/12 .............   United States              728,567          727,197         0.07
           Term Loan, 7.117%, 2/01/12 .........................   United States            2,357,133        2,352,702         0.22
     Cincinnati Bell Inc., Term Loan, 6.82% - 7.028%,
        8/31/12 ...............................................   United States            2,079,000        2,071,848         0.20
     Consolidated Communications Inc., Term Loan D,
        7.367% - 7.41%, 10/14/11 ..............................   United States            2,000,000        2,001,500         0.19
     Wind Telecomunicazioni SpA,
           Term Loan B, 8.668%, 9/30/13 .......................       Italy                3,150,000        3,163,608         0.30
           Term Loan C, 8.168%, 9/30/14 .......................       Italy                3,150,000        3,171,893         0.30
                                                                                                       --------------   ----------

                                                                                                           13,788,313         1.31
                                                                                                       --------------   ----------

     DRUG STORE CHAINS
     The Jean Coutu Group (PJC) Inc., Term Loan B,
        7.875% - 7.938%, 7/30/11 ..............................       Canada               1,112,886        1,114,878         0.11
                                                                                                       --------------   ----------

     ELECTRIC UTILITIES
     Astoria Generating Co. Acquisitions LLC,
           L/C Term Loan, 7.32%, 2/23/11 ......................   United States              236,887          238,062         0.02
           Term Loan B, 7.39%, 2/23/13 ........................   United States            1,202,063        1,210,309         0.11
     LSP General Finance Co. LLC,
           Delay Draw, 7.117%, 5/04/13 ........................   United States               91,422           91,463         0.01
           Term Loan, 7.117%, 5/04/13 .........................   United States            2,149,571        2,150,538         0.20
     Midwest Generation LLC, Term Loan, 6.87% - 6.99%,
        4/27/11 ...............................................   United States            1,460,332        1,469,970         0.14
     NRG Energy Inc.,
           Credit Link, 7.367%, 2/01/13 .......................   United States            3,453,333        3,475,055         0.33
           Term Loan B, 7.367%, 2/01/13 .......................   United States           13,080,933       13,163,082         1.25
     Pike Electric Inc.,
           Term Loan B, 6.875%, 7/02/12 .......................   United States              509,804          510,492         0.05
           Term Loan C, 6.875%, 12/10/12 ......................   United States              290,196          290,440         0.03
                                                                                                       --------------   ----------

                                                                                                           22,599,411         2.14
                                                                                                       --------------   ----------

     ELECTRICAL PRODUCTS
     EnerSys Capital Inc., Term Loan D, 7.374% - 7.594%,
        3/17/11 ...............................................   United States            2,670,914        2,680,476         0.25
                                                                                                       --------------   ----------


8 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
    FRANKLIN FLOATING RATE MASTER SERIES                             COUNTRY      PRINCIPAL AMOUNT a       VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     ELECTRONIC COMPONENTS
     Sanmina-SCI Corp., Term Loan, 7.88%, 1/31/08 .............   United States   $        1,800,000   $    1,804,518         0.17
                                                                                                       --------------   ----------

     ELECTRONICS/APPLIANCES
     DEI Sales Inc., Term Loan B, 7.82% - 7.91%, 9/22/13 ......   United States            2,394,000        2,398,740         0.23
     Eastman Kodak Co.,
        Term Loan B1, 7.57% - 7.649%, 10/18/12 ................   United States            3,194,502        3,206,034         0.30
        Term Loan B2 (Delayed Draw), 7.57% - 7.655%,
           10/18/12 ...........................................   United States            3,336,197        3,348,708         0.32
     Jarden Corp.,
        Term Loan B1, 7.367%, 1/24/12 .........................   United States              764,152          767,308         0.07
        Term Loan B2, 7.117%, 1/24/12 .........................   United States            5,389,465        5,391,459         0.51
                                                                                                       --------------   ----------

                                                                                                           15,112,249         1.43
                                                                                                       --------------   ----------

     ENVIRONMENTAL SERVICES
d    Allied Waste North America Inc.,
        Credit Link, 5.323%, 1/15/12 ..........................   United States            3,463,532        3,461,523         0.33
        Term Loan B, 7.07% - 7.21%, 1/15/12 ...................   United States            8,729,273        8,724,210         0.83
     Casella Waste Systems Inc., Term Loan B, 7.40% - 7.472%,
       4/28/10 ................................................   United States            1,100,000        1,102,662         0.10
     EnviroSolutions Inc., Term Loan B, 8.902% - 8.92%,
       7/07/12 ................................................   United States            2,830,882        2,851,519         0.27
     IESI Corp., Term Loan B, 7.124% - 7.149%, 1/20/12 ........   United States            1,900,000        1,896,447         0.18
     Safety-Kleen Systems Inc.,
        Synthetic L/C, 7.875%, 8/02/13 ........................   United States              330,508          330,789         0.03
        Term Loan B, 7.875%, 8/02/13 ..........................   United States            1,169,492        1,170,486         0.11
     Synagro Technologies Inc.,
        Delay Draw, 7.57%, 4/29/12 ............................   United States              185,714          186,262         0.02
        Term Loan B, 7.57%, 4/29/12 ...........................   United States            1,114,286        1,117,573         0.11
                                                                                                       --------------   ----------

                                                                                                           20,841,471         1.98
                                                                                                       --------------   ----------

     FINANCE/RENTAL/LEASING
     Ashtead Holdings LLC, Term Loan, 7.14%, 8/31/11 ..........   United States            1,600,000        1,597,840         0.15
     Avis Budget Car Rental LLC, Term Loan, 6.63%, 4/19/12 ....   United States            4,881,429        4,881,282         0.47
     Baker Tanks Inc., Term Loan, 7.82%, 11/23/12 .............   United States              662,946          665,107         0.06
     Hertz Corp.,
        Credit Link, 5.39%, 12/21/12 ..........................   United States              544,444          547,009         0.05
        Term Loan B, 7.60% - 7.73%, 12/21/12 ..................   United States            4,325,688        4,346,062         0.41
                                                                                                       --------------   ----------

                                                                                                           12,037,300         1.14
                                                                                                       --------------   ----------

     FINANCIAL CONGLOMERATES
     Fidelity National Information Services Inc., Term Loan B,
       7.07%, 3/08/13 .........................................    United States           10,213,259      10,248,189         0.97
     Nasdaq Stock Market Inc.,
        Term Loan B, 7.07% - 7.117%, 4/18/12 ...................   United States            4,142,177       4,140,065         0.40
        Term Loan C (Delayed Draw), 7.03% - 7.16%, 4/18/12 .....   United States            2,437,560       2,436,317         0.23
                                                                                                       --------------   ----------

                                                                                                           16,824,571         1.60
                                                                                                       --------------   ----------


                                          Quarterly Statement of Investments | 9

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
    FRANKLIN FLOATING RATE MASTER SERIES                             COUNTRY      PRINCIPAL AMOUNT a       VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     FOOD DISTRIBUTORS
     OSI Group LLC,
        Dutch Term Loan, 7.367%, 9/02/11 ......................    Netherlands    $          544,444   $      543,274         0.05
        German Term Loan, 7.367%, 9/02/11 .....................      Germany                 435,556          434,619         0.04
        U.S. Term Loan, 7.367%, 9/02/11 .......................   United States              980,000          977,893         0.10
                                                                                                       --------------   ----------

                                                                                                            1,955,786         0.19
                                                                                                       --------------   ----------

     FOOD: MAJOR DIVERSIFIED
     Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 8.07%,
        6/30/08 ...............................................   United States              879,648          884,926         0.08
     Del Monte Foods Co., Term Loan B, 6.82% - 7.072%,
        2/08/12 ...............................................   United States            3,747,976        3,745,802         0.35
     Dole Food Co. Inc., Term Loan B, 7.438% - 9.25%,
        4/12/13 ...............................................   United States            1,365,895        1,346,445         0.13
     Pinnacle Foods Group Inc., Term Loan B, 7.33% - 7.39%,
        11/25/10 ..............................................   United States            5,138,965        5,136,807         0.49
     Solvest Ltd. (Dole),
           L/C, 5.244%, 4/12/13 ...............................      Bermuda                 610,115          601,427         0.06
           Term Loan C, 7.438% - 9.25%, 4/12/13 ...............      Bermuda               4,552,984        4,488,149         0.43
                                                                                                       --------------   ----------

                                                                                                           16,203,556         1.54
                                                                                                       --------------   ----------

     FOOD: MEAT/FISH/DAIRY
     Bumble Bee Foods LLC, Term Loan B, 7.039% - 7.249%,
        5/02/12 ...............................................   United States              800,000          799,248         0.07
     Michael Foods Inc., Term Loan B1, 7.387% - 7.553%,
        11/21/10 ..............................................   United States              910,470          909,778         0.09
                                                                                                       --------------   ----------

                                                                                                            1,709,026         0.16
                                                                                                       --------------   ----------

     FOOD: SPECIALTY/CANDY
     CBRL Group (Cracker Barrel), Term Loan B1, 6.83% - 6.97%,
        4/27/13 ...............................................   United States            3,055,805        3,055,714         0.29
     Herbalife International Inc., Term Loan B, 6.82% - 6.87%,
        7/21/13 ...............................................   United States            1,890,000        1,890,435         0.18
     Otis Spunkmeyer Inc., Term Loan B, 10.00%, 6/30/11 .......   United States            2,929,856        2,942,806         0.28
     Sonic Corp., Term Loan B, 7.32%, 9/14/13 .................   United States            1,368,000        1,369,299         0.13
                                                                                                       --------------   ----------

                                                                                                            9,258,254         0.88
                                                                                                       --------------   ----------

     FOREST PRODUCTS
     Roseburg Forest Products (RLC Industries), Term Loan B,
        6.82%, 2/24/10 ........................................   United States            1,828,929        1,829,166         0.17
                                                                                                       --------------   ----------

     HOME FURNISHINGS
     Knoll Inc., Term Loan, 7.117%, 10/03/12 ..................   United States            1,473,103        1,472,278         0.14
     National Bedding Co. LLC, Term Loan, 7.35% - 7.39%,
        8/31/11 ...............................................   United States            2,450,865        2,465,252         0.24
     Simmons Bedding Company, Term Loan D, 7.125% - 7.625%,
        12/19/11 ..............................................   United States            2,328,389        2,345,712         0.22
                                                                                                       --------------   ----------

                                                                                                            6,283,242         0.60
                                                                                                       --------------   ----------


10 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a       VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     HOME IMPROVEMENT CHAINS
     Harbor Freight Tools USA Inc., Term Loan C, 7.176%,
        7/15/10 ...............................................   United States   $        3,646,579   $    3,643,553         0.35
                                                                                                       --------------   ----------

     HOMEBUILDING
     CONTECH Construction Products Inc., Term Loan B,
        7.35% - 7.38%, 1/31/13 ................................   United States            1,503,350        1,503,847         0.14
     Lanoga Corp. (Pro-Build Holdings), Term Loan B, 7.117%,
        6/29/13 ...............................................   United States            2,793,000        2,790,123         0.26
     Propex Fabrics Inc., Term Loan B, 7.63%, 7/31/12 .........   United States            1,025,062        1,022,049         0.10
     Stile Acquisition Corp. (Masonite), Canadian Term Loan,
        7.367% - 7.38%, 4/05/13 ...............................       Canada               5,511,306        5,430,730         0.52
     Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
        7.367% - 7.38%, 4/05/13 ...............................   United States            5,520,694        5,439,982         0.52
                                                                                                       --------------   ----------

                                                                                                           16,186,731         1.54
                                                                                                       --------------   ----------

     HOSPITAL/NURSING MANAGEMENT
     Iasis Healthcare LLC, Term Loan B, 7.617% - 7.62%,
        6/22/11 ...............................................   United States            3,045,212        3,064,823         0.29
     LifePoint Hospitals Inc., Term Loan B, 6.945%, 4/15/12 ...   United States            9,120,767        9,089,756         0.86
     Vanguard Health Holding Co. II LLC, Term Loan C, 7.868%,
        9/23/11 ...............................................   United States            5,409,317        5,421,153         0.52
                                                                                                       --------------   ----------

                                                                                                           17,575,732         1.67
                                                                                                       --------------   ----------

     HOTEL/RESORTS/CRUISELINES
     Kuilima Resort Co. (Turtle Bay), First Lien Term Loan,
        8.07%, 9/30/10 ........................................   United States              852,409          829,624         0.08
                                                                                                       --------------   ----------

     HOUSEHOLD/PERSONAL CARE
     Acco Brands Corp., Term Loan B, 7.124% - 7.149%,
        8/17/12 ...............................................   United States            2,271,542        2,274,382         0.21
     American Safety Razor Co., Term Loan B, 7.87% - 7.88%,
        7/31/13 ...............................................   United States              498,750          501,758         0.05
     Prestige Brands Inc., Term Loan B, 7.71% - 9.50%,
        4/06/11 ...............................................   United States            1,889,165        1,894,738         0.18
     Spectrum Brands Inc., Term Loan B, 8.37% - 8.44%,
        2/06/12 ...............................................   United States            3,155,299        3,168,258         0.30
     VJCS Acquisition Inc., Term Loan, 7.61% - 7.81%,
        7/19/13 ...............................................   United States            1,331,464        1,326,072         0.13
                                                                                                       --------------   ----------

                                                                                                            9,165,208         0.87
                                                                                                       --------------   ----------

     INDUSTRIAL CONGLOMERATES
     Amsted Industries Inc., Term Loan B, 7.37% - 7.40%,
        4/05/13 ...............................................   United States            1,088,956        1,092,179         0.10
     Day International Group Inc., Term Loan B, 8.12%,
        12/05/12 ..............................................   United States              698,184          702,457         0.07
     FCI USA,
           Term Loan B 1, 8.83%, 11/01/13 .....................   United States            1,350,000        1,361,718         0.13
           Term Loan C 1, 8.83%, 10/31/14 .....................   United States            1,350,000        1,361,785         0.13


                                         Quarterly Statement of Investments | 11

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a        VALUE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     INDUSTRIAL CONGLOMERATES (CONTINUED)
     Sensata Technologies Finance Co. LLC, Term Loan B,
        7.10% - 7.13%, 4/27/13 ................................   United States   $        1,813,500   $    1,802,329         0.17
     TriMas Co. LLC,
           Term Loan B, 8.25%, 8/02/13 ........................   United States            2,962,087        2,973,669         0.28
           Tranche B-1 L/C, 8.08%, 8/02/11 ....................   United States              683,559          686,088         0.07
                                                                                                       --------------   ----------

                                                                                                            9,980,225         0.95
                                                                                                       --------------   ----------
     INDUSTRIAL MACHINERY
     CI Acquisition Inc. (Chart Industries), Term Loan B,
        7.375% - 7.563%, 10/17/12 .............................   United States            1,443,992        1,446,664         0.14
     Colfax Corp., Term Loan B, 7.375%, 11/30/11 ..............   United States              982,774          989,240         0.09
d    Dresser Inc., Term Loan B, 10.00%, 10/31/13 ..............   United States            4,236,585        4,236,585         0.40
     Flowserve Corp., Term Loan B, 6.875% - 6.938%, 8/10/12 ...   United States            3,089,708        3,095,022         0.29
     Mueller Group, Term Loan B, 7.32% - 7.618%, 10/03/12 .....   United States            2,849,274        2,867,765         0.27
     RBS Global Inc. (Rexnord Corp.), Term Loan,
        7.875% - 7.938%, 7/19/13 ..............................   United States            3,000,000        3,005,640         0.29
     Sensus Metering Systems Inc.,
           Term Loan B1, 7.374% - 7.583%, 12/17/10 ............   United States            5,189,199        5,184,840         0.49
           Term Loan B2, 7.399% - 7.583%, 12/17/10 ............    Luxembourg                689,280          689,183         0.07
                                                                                                       --------------   ----------

                                                                                                           21,514,939         2.04
                                                                                                       --------------   ----------
     INDUSTRIAL SPECIALTIES
     Babcock and Wilcox Co., Synthetic L/C, 5.267%, 2/22/12 ...   United States              800,000          803,256         0.08
                                                                                                       --------------   ----------
     INFORMATION TECHNOLOGY SERVICES
     Verifone Inc., Term Loan B, 8.25%, 10/31/13 ..............   United States            1,600,000        1,603,152         0.15
                                                                                                       --------------   ----------
     INSURANCE BROKERS/SERVICES
     Alliant Resources Group Inc.,
           First Lien Term Loan, 8.375%, 11/30/11 .............   United States              893,250          894,242         0.09
           Term Loan C, 8.375%, 11/30/11 ......................   United States            1,000,000        1,001,110         0.10
     Arrowhead General Insurance Agency Inc., First Lien
        Term Loan, 8.37% - 8.40%, 8/08/12 .....................   United States            1,100,000        1,102,750         0.10
     HMSC Holdings Corp. (Swett & Crawford), First Lien Term
        Loan, 8.124%, 11/11/11 ................................   United States            1,094,500        1,098,024         0.10
                                                                                                       --------------   ----------

                                                                                                            4,096,126         0.39
                                                                                                       --------------   ----------
     INVESTMENT BANKS/BROKERS
     Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12 ...   United States            6,528,727        6,531,143         0.62
     BNY Convergex Group LLC, First Lien Term Loan, 8.38%,
        10/02/13 ..............................................   United States            4,500,000        4,515,345         0.43
     LPL Holdings Inc., Term Loan B, 7.88% - 8.367%,
        6/28/13 ...............................................   United States            1,736,875        1,758,857         0.16
                                                                                                       --------------   ----------

                                                                                                           12,805,345         1.21
                                                                                                       --------------   ----------
     LIFE/HEALTH INSURANCE
     Conseco Inc., Term Loan, 7.32%, 10/10/13 .................   United States            2,900,000        2,909,077         0.28
                                                                                                       --------------   ----------


12 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a        VALUE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     MANAGED HEALTH CARE
     Multiplan Inc., Term Loan B, 7.85%, 4/12/13 ..............   United States   $        1,515,294   $    1,516,703         0.14
                                                                                                       --------------   ----------
     MARINE SHIPPING
     Horizon Lines LLC, Term Loan C, 7.62%, 7/07/11 ...........   United States            1,955,000        1,969,838         0.19
                                                                                                       --------------   ----------
     MEDICAL DISTRIBUTORS
     VWR International Inc., Term Loan B, 7.63%, 4/07/11 ......   United States            1,708,641        1,713,545         0.16
                                                                                                       --------------   ----------
     MEDICAL SPECIALTIES
     DJ Orthopedics LLC, Term Loan B, 6.875%, 4/07/13 .........   United States            3,132,643        3,113,189         0.30
                                                                                                       --------------   ----------
     MEDICAL/NURSING SERVICES
     AMR Holdco/Emcare Holdco, Term Loan B, 7.27% - 7.32%,
        2/10/12 ...............................................   United States            2,367,791        2,371,319         0.22
     DaVita Inc., Term Loan B, 7.37% - 7.69%, 10/05/12 ........   United States           11,988,308       12,064,314         1.14
     Fresenius Medical Care Holdings Inc., Term Loan B,
        6.742% - 6.775%, 3/31/13 ..............................   United States           13,233,500       13,147,614         1.25
     HealthSouth Corp., Term Loan B, 8.62%, 3/10/13 ...........   United States            4,788,000        4,802,555         0.46
     Team Finance LLC, Term Loan B, 7.90%, 11/23/12 ...........   United States            1,488,750        1,495,018         0.14
     US Oncology Inc., Term Loan B, 7.625% - 7.875%,
        8/20/11 ...............................................   United States            2,100,989        2,106,494         0.20
                                                                                                       --------------   ----------

                                                                                                           35,987,314         3.41
                                                                                                       --------------   ----------
     MISCELLANEOUS COMMERCIAL SERVICES
     Acosta Inc., Term Loan B, 8.08%, 7/26/13 .................   United States            2,234,400        2,249,080         0.21
     Acxiom Corp., Term Loan B, 7.07% - 7.39%, 9/14/12 ........   United States            2,900,000        2,903,799         0.28
     Affiliated Computer Services Inc.,
           Additional Term Loan, 7.39% - 7.40%, 3/20/13 .......   United States            7,381,500        7,391,834         0.70
           Term Loan B, 7.389%, 3/20/13 .......................   United States            1,290,250        1,292,056         0.12
     Alix Partners LLP, Term Loan, 7.88%, 10/12/13 ............   United States            2,700,000        2,705,427         0.26
     Alliance Laundry Systems LLC, Term Loan, 7.57%,
        1/27/12 ...............................................   United States            2,030,587        2,028,516         0.19
     American Reprographics, Term Loan C, 7.15%, 6/18/09 ......   United States            2,974,918        2,979,529         0.28
     Audatex North America Inc., Term Loan B, 7.62%, 4/13/13 ..   United States            1,147,125        1,151,656         0.11
     Buhrmann U.S. Inc.,
           Term Loan D-1 Anton, 7.086%, 12/23/10 ..............   United States            2,000,000        1,997,620         0.19
           Term Loan D-1, 7.14% - 7.218%, 12/23/10 ............   United States            3,910,000        3,905,347         0.37
     CCC Information Services Group Inc., Term Loan B,
        7.87%, 2/10/13 ........................................   United States            3,627,181        3,647,584         0.35
     Coinmach Corp., Term Loan B-1, 7.875% - 7.938%,
        12/19/12 ..............................................   United States            1,495,461        1,507,499         0.14
     Dealer Computer Services Inc. (Reynolds & Reynolds),
        First Lien Term Loan, 9.75%, 10/26/12 .................   United States            5,200,000        5,234,008         0.50
     Duratek Inc. (EnergySolutions), Term Loan B,
        7.64% - 7.77%, 6/07/13 ................................   United States            1,031,044        1,035,117         0.10
     EnergySolutions LLC,
           Synthetic L/C, 7.57%, 6/07/13 ......................   United States              108,318          108,745         0.01
           Term Loan B, 7.64% - 7.77%, 6/07/13 ................   United States            2,275,681        2,284,670         0.22


                                         Quarterly Statement of Investments | 13

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a        VALUE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     MISCELLANEOUS COMMERCIAL SERVICES (CONTINUED)
     JohnsonDiversey Inc.,
           Delay Draw, 7.83%, 12/16/10 ........................   United States   $          178,033   $      177,827         0.02
           Term Loan B, 7.97%, 12/16/11 .......................   United States            2,512,138        2,514,952         0.24
     Language Lines Inc., Term Loan B, 9.60% - 9.63%,
        6/11/11 ...............................................   United States            1,473,506        1,488,241         0.14
     Nielsen Finance LLC (VNU Inc.), Term Loan B, 8.19%,
        8/09/13 ...............................................   United States           10,000,000       10,049,600         0.95
     Open Solutions Inc., First Lien Term Loan, 7.90%,
        9/02/11 ...............................................   United States            2,456,552        2,461,907         0.23
     RGIS Holdings LLC, Term Loan B, 7.867%, 12/31/12 .........   United States            3,176,248        3,172,564         0.30
d    TDS Investor Corp. (Travelport),
           Synthetic L/C, 8.637%, 8/23/13 .....................   United States              511,966          514,756         0.05
           Term Loan B, 8.637%, 8/23/13 .......................   United States            5,488,034        5,517,944         0.52
d    West Corp., Term Loan B, 10.00%, 10/24/13 ................   United States            4,200,000        4,202,100         0.40
     Workflow Management Inc., Term Loan B, 9.376%,
        11/30/11 ..............................................   United States            1,935,682        1,943,366         0.18
                                                                                                       --------------   ----------

                                                                                                           74,465,744         7.06
                                                                                                       --------------   ----------
     MOVIES/ENTERTAINMENT
     24 Hour Fitness Inc., Term Loan B, 7.87% - 8.12%,
        6/08/12 ...............................................   United States            1,990,000        1,988,925         0.19
     Carmike Cinemas Inc., Delay Draw, 8.64%, 5/19/12 .........   United States            1,856,511        1,862,823         0.18
     Cinemark USA Inc., Term Loan, 7.32%, 10/05/13 ............   United States            5,000,000        5,029,150         0.48
     Cinram International, Term Loan B, 7.222%, 5/05/11 .......      Canada                2,689,830        2,676,516         0.25
     Metro-Goldwyn-Mayer Inc., Term Loan B, 8.617%, 4/08/12 ...   United States            2,025,064        2,005,927         0.19
     Minnesota Hockey Ventures Group LP (Holding Co.), Term
        Loan, 10.089%, 12/29/08 ...............................   United States            1,350,000        1,353,375         0.13
     Minnesota Wild Hockey Club LP (Operating Co.), Term Loan,
        8.122%, 12/29/08 ......................................   United States              926,389          928,705         0.09
     Regal Cinemas Corp., Term Loan B, 7.117%, 11/10/10 .......   United States           12,151,168       12,159,187         1.15
     WMG Acquisition Corp. (Warner Music), Term Loan B,
        7.309% - 7.409%, 3/01/11 ..............................   United States            8,438,873        8,493,473         0.80
                                                                                                       --------------   ----------

                                                                                                           36,498,081         3.46
                                                                                                       --------------   ----------
     OIL & GAS PIPELINES
     El Paso Corp., Deposit Loan, 7.32%, 7/29/11 ..............   United States            1,334,520        1,341,713         0.13
     Regency Gas Services LLC, Term Loan B, 7.82%, 8/15/13 ....   United States            1,800,000        1,813,770         0.17
                                                                                                       --------------   ----------

                                                                                                            3,155,483         0.30
                                                                                                       --------------   ----------
     OIL & GAS PRODUCTION
     Helix Energy Solutions Group, Term Loan B,
        7.321% - 7.64%, 7/01/13 ...............................   United States            5,087,174        5,081,781         0.48
     MEG Energy Corp., Term Loan B, 7.375%, 4/03/13 ...........   United States              860,167          863,143         0.08
     W&T Offshore Inc., Term Loan B, 7.65%, 5/26/10 ...........   United States            1,200,000        1,202,148         0.12
                                                                                                       --------------   ----------

                                                                                                            7,147,072         0.68
                                                                                                       --------------   ----------


14 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a        VALUE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     OIL REFINING/MARKETING
     Alon USA Energy Inc.,
           Edgington Facility, 7.82% - 7.876%, 6/08/13 ........   United States   $          243,833   $      246,424         0.02
           Paramount Facility, 7.57% - 7.681%, 6/22/13 ........   United States            1,950,667        1,971,393         0.19
     Citgo Petroleum Corp., Term Loan B, 6.681%, 11/15/12 .....   United States            4,510,942        4,520,776         0.43
     Niska Gas Storage Canada ULC (C/R Gas),
           Asset Sale Term Loan, 7.14%, 5/13/11 ...............      Canada                  581,818          581,370         0.05
           Canadian Term Loan, 7.14% - 7.171%, 5/12/13 ........      Canada                3,184,727        3,181,415         0.30
     Niska Gas Storage U.S. LLC (C/R Gas), U.S. Term Loan,
        7.14% - 7.171%, 5/12/13 ...............................   United States              607,855          606,596         0.06
                                                                                                       --------------   ----------

                                                                                                           11,107,974         1.05
                                                                                                       --------------   ----------
     OILFIELD SERVICES/EQUIPMENT
     Petroleum Geo-Services ASA and PGS Finance Inc., Term
        Loan, 7.57% - 7.62%, 12/17/12 .........................      Norway                  773,868          777,482         0.07
                                                                                                       --------------   ----------
     OTHER CONSUMER SERVICES
     Affinion Group, Term Loan B, 8.07% - 8.176%, 10/17/12 ....   United States            7,255,814        7,304,566         0.69
     Education Management LLC, Term Loan B, 7.875%, 5/31/13 ...   United States            4,089,750        4,120,587         0.39
     FTD Inc., Term Loan B, 7.35%, 7/28/13 ....................   United States            1,496,250        1,498,359         0.14
     Protection One Inc., Term Loan C, 7.82% - 7.90%,
        3/31/12 ...............................................   United States              928,268          930,997         0.09
     VICAR Operating Inc. (Veterinary Centers), Term Loan B,
        6.875%, 5/16/11 .......................................   United States              951,859          954,696         0.09
                                                                                                       --------------   ----------

                                                                                                           14,809,205         1.40
                                                                                                       --------------   ----------
     OTHER CONSUMER SPECIALTIES
     Tupperware Corp., Term Loan B, 6.89%, 12/05/12 ...........   United States            7,329,173        7,293,407         0.69
     Visant Holding Corp. (Jostens IH Corp.), Term Loan C,
        7.372%, 12/21/11 ......................................   United States            3,086,597        3,093,789         0.29
     Waterpik Technologies Inc., First Lien Term Loan, 7.73%,
        6/28/13 ...............................................   United States              721,851          721,417         0.07
                                                                                                       --------------   ----------

                                                                                                           11,108,613         1.05
                                                                                                       --------------   ----------
     OTHER TRANSPORTATION
     Laidlaw International Inc., Term Loan B, 7.117%,
        7/31/13 ...............................................   United States            1,795,500        1,801,048         0.17
     Laidlaw Transit Inc., Term Loan B, 7.117%, 7/31/13 .......      Canada                  598,500          600,349         0.06
                                                                                                       --------------   ----------

                                                                                                            2,401,397         0.23
                                                                                                       --------------   ----------
     PACKAGED SOFTWARE
     Infor Global Solutions,
           Delayed Draw First Lien Term Loan, 9.12%, 7/28/12 ..   United States              902,256          906,415         0.09
           First Lien Term Loan, 9.12%, 7/28/12 ...............   United States            1,729,323        1,737,295         0.16
     Nuance Communications Inc., Term Loan, 7.32%, 3/31/13 ....   United States              796,000          791,121         0.07
     SunGard Data Systems Inc., Term Loan, 7.999%, 2/11/13 ....   United States           12,183,775       12,295,378         1.17
                                                                                                       --------------   ----------

                                                                                                           15,730,209         1.49
                                                                                                       --------------   ----------


                                         Quarterly Statement of Investments | 15

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a       VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     PERSONNEL SERVICES
     Allied Security Holdings LLC, Term Loan D, 8.37%,
        6/30/10 ...............................................   United States   $          901,038   $      903,390         0.09
     U.S. Investigations Services Inc.,
           Term Loan B, 7.89%, 10/14/12 .......................   United States            1,594,025        1,595,428         0.15
           Term Loan C, 7.89%, 10/14/12 .......................   United States            1,384,699        1,385,918         0.13
                                                                                                       --------------   ----------

                                                                                                            3,884,736         0.37
                                                                                                       --------------   ----------
     PUBLISHING: BOOKS/MAGAZINES
     Dex Media East LLC, Term Loan B, 6.82% - 7.00%,
        5/08/09 ...............................................   United States            2,114,544        2,110,230         0.20
     Dex Media West LLC,
           Term Loan B1, 6.82% - 6.91%, 3/09/10 ...............   United States            2,870,008        2,855,342         0.27
           Term Loan B2, 6.82% - 6.90%, 3/09/10 ...............   United States            3,395,543        3,378,192         0.32
     R.H. Donnelley Inc.,
           Term Loan A-4, 6.60% - 6.63%, 12/31/09 .............   United States              648,363          646,599         0.06
           Term Loan D-2, 6.85% - 6.90%, 6/30/11 ..............   United States            7,355,573        7,340,200         0.70
d    Wenner Media LLC, Term Loan B, 9.00%, 10/02/13 ...........   United States            1,300,000        1,301,287         0.12
                                                                                                       --------------   ----------

                                                                                                           17,631,850         1.67
                                                                                                       --------------   ----------
     PUBLISHING: NEWSPAPERS
     Black Press Ltd., Term Loan B2, 7.467% - 7.50%,
        8/02/13 ...............................................      Canada                  566,667          568,616         0.05
     Black Press U.S. Partnership, Term Loan B1, 7.50%,
        8/02/13 ...............................................   United States              933,333          936,544         0.09
     MediaNews Group Inc.,
           Term Loan B, 6.57%, 12/30/10 .......................   United States              906,525          895,103         0.09
           Term Loan C, 7.07%, 6/30/13 ........................   United States            1,895,250        1,891,023         0.18
                                                                                                       --------------   ----------

                                                                                                            4,291,286         0.41
                                                                                                       --------------   ----------
     PULP & PAPER
     Boise Cascade LLC, Term Loan D, 7.094% - 7.125%,
        10/28/11 ..............................................   United States            2,198,179        2,207,148         0.21
     Georgia-Pacific Corp.,
           Second Lien Term Loan, 8.39%, 12/23/13 .............   United States            3,500,000        3,540,215         0.34
           Term Loan B, 7.367% - 7.39%, 12/20/12 ..............   United States           10,698,987       10,765,642         1.02
     NewPage Corp., Term Loan, 8.323% - 8.372%, 5/02/11 .......   United States            3,860,803        3,863,545         0.37
     Verso Paper Holdings LLC, Term Loan B, 7.25%, 8/01/13 ....   United States            2,900,000        2,896,491         0.27
                                                                                                       --------------   ----------

                                                                                                           23,273,041         2.21
                                                                                                       --------------   ----------
     RAILROADS
     Helm Financial Corp., Term Loan B, 7.57% - 7.999%,
        7/08/11 ...............................................   United States            1,236,677        1,244,604         0.12
     Kansas City Southern Railway Co., Term Loan B,
        7.11% - 7.15%, 4/26/13 ................................   United States            2,148,823        2,147,705         0.21
     RailAmerica Transportation Corp.,
           Canadian Term Loan, 7.438%, 9/29/11 ................      Canada                   38,914           39,179         0.00e
           U.S. Term Loan, 7.438%, 9/29/11 ....................   United States              329,177          331,416         0.03
                                                                                                       --------------   ----------

                                                                                                            3,762,904         0.36
                                                                                                       --------------   ----------


16 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a        VALUE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     REAL ESTATE DEVELOPMENT
     London Arena and Waterfront Finance LLC, Term Loan A,
        8.89%, 3/08/12 ........................................   United States   $        1,043,000   $    1,055,193         0.10
     Mattamy Group, Term Loan B, 7.688%, 4/11/13 ..............   United States            1,062,667        1,058,278         0.10
     Standard Pacific Corp., Term Loan B, 6.926%, 5/05/13 .....   United States            1,800,000        1,758,708         0.17
     SunCal Master I LLC, Term Loan B, 8.60% - 8.63%,
        1/19/10 ...............................................   United States              932,106          904,366         0.08
                                                                                                       --------------   ----------

                                                                                                            4,776,545         0.45
                                                                                                       --------------   ----------
     REAL ESTATE INVESTMENT TRUSTS
     Capital Automotive REIT, Term Loan B, 7.08%, 12/10/10 ....   United States           10,876,550       10,879,378         1.03
     General Growth Properties Inc., Term Loan A-1, 6.57%,
        2/24/10 ...............................................   United States            3,850,000        3,816,890         0.36
     Lion Gables Realty LP, Term Loan B, 7.07%, 9/28/07 .......   United States              136,421          136,469         0.02
     Macerich Co., Term Loan B, 6.875%, 4/23/10 ...............   United States            3,500,000        3,486,105         0.33
     Newkirk Master LP, Term Loan B, 7.073%, 8/11/08 ..........   United States            2,129,188        2,128,848         0.20
                                                                                                       --------------   ----------

                                                                                                           20,447,690         1.94
                                                                                                       --------------   ----------
     RECREATIONAL PRODUCTS
     Bombardier Recreational Products, Term Loan B, 8.13%,
        6/28/13 ...............................................   United States            2,000,000        1,982,000         0.19
     Fender Musical Instruments, Term Loan B, 8.13%,
        3/30/12 ...............................................   United States            1,416,099        1,420,843         0.13
     Mega Bloks Inc., Term Loan B, 7.188%, 7/26/12 ............      Canada                2,073,750        2,074,455         0.20
     PlayPower Inc., Term Loan, 8.32% - 8.37%, 12/18/09 .......   United States              700,000          705,425         0.07
                                                                                                       --------------   ----------

                                                                                                            6,182,723         0.59
                                                                                                       --------------   ----------
     RESTAURANTS
     Arby's Restaurant Holdings LLC, Term Loan B,
        7.57% - 7.626%, 7/25/12 ...............................   United States            5,069,355        5,068,442         0.48
     Burger King Corp., Term Loan B1, 6.875%, 6/30/12 .........   United States            2,546,567        2,534,420         0.24
     Dominos Inc., Term Loan B, 6.875% - 6.938%, 6/25/10 ......   United States            1,670,459        1,664,947         0.16
     Jack In The Box Inc., Term Loan B, 6.87% - 6.90%,
        1/08/11 ...............................................   United States              955,178          955,694         0.09
                                                                                                       --------------   ----------

                                                                                                           10,223,503         0.97
                                                                                                       --------------   ----------
     SEMICONDUCTORS
     Advanced Micro Devices Inc., Term Loan B, 9.50%,
        10/24/13 ..............................................   United States            4,600,000        4,619,412         0.44
     Fairchild Semiconductor Corp., Term Loan, 6.82%,
        6/26/13 ...............................................   United States            1,955,287        1,956,069         0.18
d    Spansion LLC, Term Loan, 10.25%, 11/03/12 ................   United States            1,900,000        1,911,533         0.18
                                                                                                       --------------   ----------

                                                                                                            8,487,014         0.80
                                                                                                       --------------   ----------
     SERVICES TO THE HEALTH INDUSTRY
     Per-Se Technologies Inc., Term Loan B, 7.57% - 7.574%,
        1/06/13 ...............................................   United States            2,743,678        2,761,951         0.26
                                                                                                       --------------   ----------


                                         Quarterly Statement of Investments | 17

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                            COUNTRY      PRINCIPAL AMOUNT a        VALUE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b    SENIOR FLOATING RATE INTERESTS (CONTINUED)
     SPECIALTY STORES
     J.Crew Operating Corp., Term Loan, 7.07%, 5/15/13 ........   United States   $          524,912   $      522,755         0.05
     Michaels Stores Inc., Term Loan B, 9.25%, 10/31/13 .......   United States            3,800,000        3,829,944         0.36
     Pantry Inc., Term Loan, 7.07%, 1/02/12 ...................   United States            1,518,250        1,525,841         0.15
     Travelcenters of America Inc., Term Loan, 7.10% - 7.12%,
        12/01/11 ..............................................   United States            3,771,500        3,790,282         0.36
                                                                                                       --------------   ----------

                                                                                                            9,668,822         0.92
                                                                                                       --------------   ----------
     SPECIALTY TELECOMMUNICATIONS
     Fairpoint Communications Inc., Term Loan B, 7.125%,
        2/08/12 ...............................................   United States            5,849,315        5,818,314         0.55
d    Iowa Telecommunications Services Inc., Term Loan B,
        7.12% - 7.15%, 11/23/11 ...............................   United States            6,250,000        6,271,687         0.59
     Madison River Communications Corp., Term Loan B-1,
        7.62%, 7/29/12 ........................................   United States            2,971,429        2,972,260         0.28
     NTELOS Inc., Term Loan B-1, 7.57%, 8/24/11 ...............   United States            5,870,266        5,869,327         0.56
     Windstream Corp., Term Loan B, 7.12%, 7/17/13 ............   United States           15,700,000       15,780,698         1.50
                                                                                                       --------------   ----------

                                                                                                           36,712,286         3.48
                                                                                                       --------------   ----------
     TOBACCO
     Commonwealth Brands Inc., Term Loan B, 7.688%,
        12/22/12 ..............................................   United States            2,606,228        2,618,503         0.25
     Reynolds American Inc., Term Loan B, 7.25% - 7.313%,
        5/31/12 ...............................................   United States            7,182,000        7,212,380         0.68
                                                                                                       --------------   ----------

                                                                                                            9,830,883         0.93
                                                                                                       --------------   ----------
     WHOLESALE DISTRIBUTORS
     Interline Brands,
           Delayed Draw Term Loan, 7.124%, 6/23/13 ............   United States            1,023,503        1,024,445         0.10
           Term Loan B, 7.07% - 7.124%, 6/23/13 ...............   United States              787,310          788,035         0.07
                                                                                                       --------------   ----------

                                                                                                            1,812,480         0.17
                                                                                                       --------------   ----------
     WIRELESS COMMUNICATIONS
     American Cellular Corp.,
         f Delayed Draw Term Loan, 7.63%, 8/07/13 .............   United States               62,500           62,377         0.01
           Term Loan B, 7.60% - 7.63%, 8/07/13 ................   United States              250,000          250,672         0.02
                                                                                                       --------------   ----------

                                                                                                              313,049         0.03
                                                                                                       --------------   ----------
     TOTAL SENIOR FLOATING RATE INTERESTS
        (COST $999,879,801) ...................................                                         1,000,067,340        94.87
                                                                                                       --------------   ----------


18 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
     FRANKLIN FLOATING RATE MASTER SERIES                           COUNTRY       PRINCIPAL AMOUNT a        VALUE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENT (COST $63,432,570)
     REPURCHASE AGREEMENT
g    Joint Repurchase Agreement, 5.264%, 11/01/06 .............   United States   $       63,432,570   $   63,432,570         6.02
        (Maturity Value $63,441,845)
           ABN AMRO Bank, N.V., New York Branch
             (Maturity Value $5,972,415)
           Banc of America Securities LLC (Maturity Value
              $5,972,415)
           Barclays Capital Inc. (Maturity Value $5,972,415)
           Bear, Stearns & Co. Inc. (Maturity Value $4,777,808)
           BNP Paribas Securities Corp. (Maturity Value
              $5,972,415)
           Deutsche Bank Securities Inc. (Maturity Value
              $5,972,415)
           Greenwich Capital Markets Inc. (Maturity Value
              $5,972,415)
           Lehman Brothers Inc. (Maturity Value $4,912,302)
           Merrill Lynch Government Securities Inc.
              (Maturity Value $5,972,415)
           Morgan Stanley & Co. Inc. (Maturity Value
              $5,972,415)
           UBS Securities LLC (Maturity Value $5,972,415)
              Collateralized by U.S. Government Agency
                 Securities, 2.625% - 7.25%,
                 11/03/06 - 7/18/11;
                 h U.S. Treasury Bills, 3/15/07; and U.S.
                    Treasury Notes,3.375% - 6.125%,
                    3/15/07 - 2/15/29
                                                                                                       --------------   ----------

     TOTAL INVESTMENTS (COST $1,063,312,371) ..................                                         1,063,499,910       100.89
     OTHER ASSETS, LESS LIABILITIES ...........................                                            (9,388,043)       (0.89)
                                                                                                       --------------   ----------

     NET ASSETS ...............................................                                        $1,054,111,867       100.00
                                                                                                       ==============   ==========

SELECTED PORTFOLIO ABBREVIATIONS

L/C - Letter of Credit

REIT - Real Estate Investment Trust

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c     See Note 3 regarding other considerations.

d     Security purchased on a when-issued or delayed delivery basis.

e     Rounds to less than 0.01% of net assets.

f     See Note 2 regarding unfunded loan commitments.

g Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2006, all repurchase agreements had been entered into on that date.

h     The security is traded on a discount basis with no stated coupon rate.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 19

Franklin Floating Rate Master Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The Franklin Floating Rate Master Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (the Fund), which is organized as a partnership. The shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933.

1. INCOME TAXES

At October 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 1,063,604,163
                                                                  ===============

Unrealized appreciation .......................................   $     2,488,874
Unrealized depreciation .......................................        (2,593,127)
                                                                  ---------------
Net unrealized appreciation (depreciation) ....................   $      (104,253)
                                                                  ===============

2. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At October 31, 2006, unfunded commitments were as follows:

---------------------------------------------------------------------------------
                                                                     UNFUNDED
BORROWER                                                            COMMITMENT
---------------------------------------------------------------------------------
Allied Waste North America Inc., Revolver .....................   $     1,700,000
American Cellular Corp., Delayed Draw Term Loan ...............           187,500
American Greetings Corp., Term Loan ...........................         1,000,000
Amsted Industries Inc., Delay Draw ............................           500,000
Babcock and Wilcox Co., Delay Draw ............................         3,400,000
Baker Tanks Inc., Delay Draw ..................................            80,357
CBRL Group (Cracker Barrel), Term Loan B2 (Delayed Draw) ......           427,241
Conseco Inc., Revolver ........................................         4,000,000
Niska Gas Storage U.S. LLC (C/R Gas), Delay Draw ..............           407,273
Sealy Mattress Co., Revolver ..................................           750,000
VML US Finance LLC (Venetian Macau), Delay Draw ...............         2,766,667
WMG Acquisition Corp. (Warner Music), Revolver A ..............         3,427,333
                                                                  ---------------
                                                                  $    18,646,371
                                                                  ===============


20 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

3. OTHER CONSIDERATIONS

Directors or employees of Adviser, as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. At October 31, 2006, such individuals serve in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                         Quarterly Statement of Investments | 21

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 27, 2006








                        Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FLOATING RATE MASTER TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 27, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration















I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FLOATING RATE MASTER TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 27, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer